ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net revenues	¥ 2,077,157	$ 284,569	¥ 1,876,989	¥ 1,202,670
Sales and marketing expenses	193,032	26,445	148,798	104,835
General and administrative expenses	(316,913)	(43,417)	(320,144)	(201,007)
Interest income	104,401	14,303	99,813	58,734
Foreign exchange (gain) loss, net	14,577	1,997	(452)	20,858
Equity in deficit of subsidiaries	(13)	(2)	(45)	(45)
Net Loss	(102,376)	(14,025)	(475,968)	(300,765)
Net loss attributable to ordinary shareholders of the Company	(102,376)	(14,025)	(475,968)	(747,184)
Comprehensive loss, net of tax of nil:
Foreign currency translation adjustments	18,535	2,539	42,048	(12,073)
Comprehensive loss	(83,841)	(11,486)	(433,920)	(312,838)
Parent company | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Net revenues	0	0	0	0
Sales and marketing expenses	(6,741)	(924)	0	0
General and administrative expenses	(67,475)	(9,244)	(98,099)	(37,105)
Interest income	50,754	6,954	42,402	0
Foreign exchange (gain) loss, net	(9)	(1)	(12)	2
Equity in deficit of subsidiaries	(78,905)	(10,810)	(420,259)	(263,662)
Net Loss	(102,376)	(14,025)	(475,968)	(300,765)
Deemed dividend	0	0	0	(446,419)
Net loss attributable to ordinary shareholders of the Company	(102,376)	(14,025)	(475,968)	(747,184)
Comprehensive loss, net of tax of nil:
Foreign currency translation adjustments	18,535	2,539	42,048	(12,073)
Comprehensive loss	¥ (83,841)	$ (11,486)	¥ (433,920)	¥ (312,838)